Basis of Presentation of the Consolidated Financial Statements - Impairment of Goodwill of Telefonica Argentina and Telefonica del Peru (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Write-offs	€ 0	€ 416
Telefónica Peru
Disclosure of subsidiaries [line items]
Write-offs		€ 393